Fair Value Measurements (Financial Instruments' Carrying Amounts and Fair Values) (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Valuation of certain fair value hedges associated with fixed rate debt	$ 0	$ 2,000,000
Supplemental line of credit facility borrowings expiration period	1 year